Operations and Reorganization - Liquidity (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 23, 2018 USD ($) subsidiary	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Liquidity
Net losses		$ 60,606	¥ 416,694	¥ 580,811	¥ 514,778
Accumulated deficits		$ 304,630		1,753,787		¥ 2,094,482
Net current liabilities				¥ 715,987		930,993
Cash, cash equivalents, time deposits and short-term investments						¥ 712,135
Subsidiaries in Hong Kong
Liquidity
Number of subsidiaries | subsidiary	2
Maximum borrowing capacity | $	$ 13,000
Subsidiaries in Hong Kong | 3-month LIBOR
Liquidity
Interest rate outstanding		6.78%				6.78%
Interest rate spread (as a percent)	4.36%